Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwil [Text Block]
The goodwill movements is detailed as follows:

Goodwill
ThCh $
As of January 1, 2017
Historic cost	96,926,551
Book Value	96,926,551

As of December 31, 2017
Conversion effect	(2,309,077)
Changes	(2,309,077)
Book Value	94,617,474

As of December 31, 2017
Historic cost	94,617,474
Book Value	94,617,474

As of December 31, 2018
Additions for business combinations (1)	10,832,577
Other increases (decreases) (2)	21,881,066
Conversion effect	(4,286,216)
Changes	28,427,427
Book Value	123,044,901

As of December 31, 2018
Historic cost	123,044,901
Book Value	123,044,901

(1) See
Note 15 – Business combinations
.
(2) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments [Text Block]	The carrying amount of goodwill of the investments assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2018	As of December 31, 2017
	(CGU)	ThCh $	ThCh $
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	8,679	47,443
	Cervecería Kunstmann S.A. (1)	456,007	-
	Sub-Total	44,410,167	43,992,924
International Business	CCU Argentina S.A. and subsidiaries	24,863,266	5,355,254
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,839,916	6,956,760
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,236,732	5,896,392
	Bebidas Bolivianas BBO S.A. (2)	11,278,676	-
	Sub-Total	46,218,590	18,208,406
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		123,044,901	94,617,474

(1)	See Note 15 – Business combinations, letter b) .
(2)	See Note 15 – Business combinations, letter a) .